Note 8 - Financial Instruments - Liquidity Risk (Details) - CAD ($) $ in Thousands		Dec. 31, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Trade and other payables, carrying amount		$ 523,650	$ 714,110
Total borrowings		774,600	725,372
Gas, electricity and non-commodity contracts, carrying amount		199,731	143,045
Liquidity risk [member]
Statement Line Items [Line Items]
Trade and other payables, carrying amount		523,650	714,110
Trade and other payables, undiscounted cash flows		523,650	714,110
Total borrowings	[1]	774,600	725,372
Long-term debt, undiscounted cash flows	[1]	802,807	781,701
Gas, electricity and non-commodity contracts, carrying amount		199,731	143,045
Gas, electricity and non-commodity contracts, undiscounted cash flows		2,984,880	3,500,493
Total, carrying amount		1,497,981	1,582,527
Total, undiscounted cash flows		4,311,337	4,996,304
Liquidity risk [member] | Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows		523,650	714,110
Long-term debt, undiscounted cash flows	[1]	275,919	39,150
Gas, electricity and non-commodity contracts, undiscounted cash flows		406,644	1,899,713
Total, undiscounted cash flows		1,206,213	2,652,973
Liquidity risk [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	[1]	163,650	210,564
Gas, electricity and non-commodity contracts, undiscounted cash flows		1,918,497	1,439,479
Total, undiscounted cash flows		2,082,147	1,650,043
Liquidity risk [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	[1]	363,238	531,987
Gas, electricity and non-commodity contracts, undiscounted cash flows		486,002	119,212
Total, undiscounted cash flows		849,240	651,199
Liquidity risk [member] | Later than five years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	[1]
Gas, electricity and non-commodity contracts, undiscounted cash flows		173,737	42,089
Total, undiscounted cash flows		$ 173,737	$ 42,089

[1]	Included in long-term debt are the 6.75% $100M convertible debentures, 6.75% $160M convertible debentures and 6.5% convertible bonds, which may be settled through the issuance of shares at the option of the holder or Just Energy upon maturity.